Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Offsetting of derivatives
Offsetting of derivatives
	2Q21		4Q20
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.1	3.7	6.1	4.6
OTC	52.1	48.6	68.2	65.7
Exchange-traded	0.1	0.1	0.5	0.6
Interest rate products	57.3	52.4	74.8	70.9
OTC-cleared	0.2	0.2	0.2	0.2
OTC	19.1	20.4	23.1	27.7
Foreign exchange products	19.3	20.6	23.3	27.9
OTC	9.3	14.1	10.7	15.1
Exchange-traded	23.2	22.1	19.9	20.4
Equity/index-related products	32.5	36.2	30.6	35.5
OTC-cleared	1.1	1.2	0.7	0.7
OTC	3.7	4.7	3.9	4.9
Credit derivatives	4.8	5.9	4.6	5.6
OTC	1.5	0.9	1.6	0.7
Exchange-traded	0.0	0.0	0.1	0.1
Other products [1]	1.5	0.9	1.7	0.8
OTC-cleared	6.4	5.1	7.0	5.5
OTC	85.7	88.7	107.5	114.1
Exchange-traded	23.3	22.2	20.5	21.1
Total gross derivatives subject to enforceable master netting agreements	115.4	116.0	135.0	140.7
Offsetting (CHF billion)
OTC-cleared	(5.7)	(5.0)	(6.2)	(5.4)
OTC	(74.6)	(82.4)	(94.4)	(104.3)
Exchange-traded	(21.4)	(21.5)	(20.0)	(20.3)
Offsetting	(101.7)	(108.9)	(120.6)	(130.0)
of which counterparty netting	(87.7)	(87.7)	(103.2)	(103.2)
of which cash collateral netting	(14.0)	(21.2)	(17.4)	(26.8)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.7	0.1	0.8	0.1
OTC	11.1	6.3	13.1	9.8
Exchange-traded	1.9	0.7	0.5	0.8
Total net derivatives subject to enforceable master netting agreements	13.7	7.1	14.4	10.7
Total derivatives not subject to enforceable master netting agreements [2]	10.8	5.2	11.2	6.8
Total net derivatives presented in the consolidated balance sheets	24.5	12.3	25.6	17.5
of which recorded in trading assets and trading liabilities	24.1	12.3	25.5	17.5
of which recorded in other assets and other liabilities	0.4	0.0	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2Q21				4Q20
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	74.9	(14.1)	60.8		55.8	(7.5)	48.3
Securities borrowing transactions	9.5	(0.5)	9.0		11.9	(0.4)	11.5
Total subject to enforceable master netting agreements	84.4	(14.6)	69.8		67.7	(7.9)	59.8
Total not subject to enforceable master netting agreements [1]	24.8	–	24.8		19.3	–	19.3
Total	109.2	(14.6)	94.6	[2]	87.0	(7.9)	79.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 69,465 million and CHF 57,994 million of the total net amount as of the end of 2Q21 and 4Q20, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2Q21				4Q20
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	29.5	(14.6)	14.9		26.0	(7.9)	18.1
Securities lending transactions	3.0	0.0	3.0		3.5	0.0	3.5
Obligation to return securities received as collateral, at fair value	37.7	0.0	37.7		49.9	0.0	49.9
Total subject to enforceable master netting agreements	70.2	(14.6)	55.6		79.4	(7.9)	71.5
Total not subject to enforceable master netting agreements [1]	4.0	–	4.0		3.1	–	3.1
Total	74.2	(14.6)	59.6		82.5	(7.9)	74.6
of which securities sold under repurchase agreements and securities lending transactions	35.5	(14.6)	20.9	[2]	31.7	(7.9)	23.8	[2]
of which obligation to return securities received as collateral, at fair value	38.7	0.0	38.7		50.8	0.0	50.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 10,983 million and CHF 13,594 million of the total net amount as of the end of 2Q21 and 4Q20, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2Q21						4Q20
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	13.7	5.1		0.0		8.6	14.4	5.5		0.1		8.8
Securities purchased under resale agreements	60.8	60.8		0.0		0.0	48.3	48.3		0.0		0.0
Securities borrowing transactions	9.0	8.8		0.0		0.2	11.5	11.1		0.0		0.4
Total financial assets subject to enforceable master netting agreements	83.5	74.7		0.0		8.8	74.2	64.9		0.1		9.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	7.1	1.4		0.0		5.7	10.7	2.2		0.0		8.5
Securities sold under repurchase agreements	14.9	14.9		0.0		0.0	18.1	18.1		0.0		0.0
Securities lending transactions	3.0	2.6		0.0		0.4	3.5	3.2		0.0		0.3
Obligation to return securities received as collateral, at fair value	37.7	32.4		0.0		5.3	49.9	43.4		0.0		6.5
Total financial liabilities subject to enforceable master netting agreements	62.7	51.3		0.0		11.4	82.2	66.9		0.0		15.3
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	6M21		2020
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.1	3.7	6.1	4.6
OTC	52.2	48.6	68.2	65.7
Exchange-traded	0.1	0.1	0.5	0.6
Interest rate products	57.4	52.4	74.8	70.9
OTC-cleared	0.2	0.2	0.2	0.2
OTC	19.1	20.4	23.1	27.7
Foreign exchange products	19.3	20.6	23.3	27.9
OTC	9.3	14.1	10.7	15.1
Exchange-traded	23.2	22.1	19.9	20.4
Equity/index-related products	32.5	36.2	30.6	35.5
OTC-cleared	1.1	1.2	0.7	0.7
OTC	3.7	4.7	3.9	4.9
Credit derivatives	4.8	5.9	4.6	5.6
OTC	1.5	0.9	1.6	0.8
Exchange-traded	0.0	0.0	0.1	0.1
Other products [1]	1.5	0.9	1.7	0.9
OTC-cleared	6.4	5.1	7.0	5.5
OTC	85.8	88.7	107.5	114.2
Exchange-traded	23.3	22.2	20.5	21.1
Total gross derivatives subject to enforceable master netting agreements	115.5	116.0	135.0	140.8
Offsetting (CHF billion)
OTC-cleared	(5.7)	(5.0)	(6.2)	(5.4)
OTC	(74.7)	(82.4)	(94.4)	(104.4)
Exchange-traded	(21.4)	(21.5)	(20.0)	(20.3)
Offsetting	(101.8)	(108.9)	(120.6)	(130.1)
of which counterparty netting	(87.8)	(87.8)	(103.2)	(103.2)
of which cash collateral netting	(14.0)	(21.1)	(17.4)	(26.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.7	0.1	0.8	0.1
OTC	11.1	6.3	13.1	9.8
Exchange-traded	1.9	0.7	0.5	0.8
Total net derivatives subject to enforceable master netting agreements	13.7	7.1	14.4	10.7
Total derivatives not subject to enforceable master netting agreements [2]	10.8	5.2	11.2	6.8
Total net derivatives presented in the consolidated balance sheets	24.5	12.3	25.6	17.5
of which recorded in trading assets and trading liabilities	24.1	12.3	25.5	17.5
of which recorded in other assets and other liabilities	0.4	0.0	0.1	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	6M21				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	74.9	(14.1)	60.8		55.8	(7.5)	48.3
Securities borrowing transactions	9.5	(0.5)	9.0		11.9	(0.4)	11.5
Total subject to enforceable master netting agreements	84.4	(14.6)	69.8		67.7	(7.9)	59.8
Total not subject to enforceable master netting agreements [1]	24.8	–	24.8		19.3	–	19.3
Total	109.2	(14.6)	94.6	[2]	87.0	(7.9)	79.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 69,465 million and CHF 57,994 million of the total net amount as of the end of 6M21 and 2020, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	6M21				2020
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	29.6	(14.6)	15.0		26.1	(7.9)	18.2
Securities lending transactions	3.0	0.0	3.0		3.5	0.0	3.5
Obligation to return securities received as collateral, at fair value	37.7	0.0	37.7		49.9	0.0	49.9
Total subject to enforceable master netting agreements	70.3	(14.6)	55.7		79.5	(7.9)	71.6
Total not subject to enforceable master netting agreements [1]	4.0	–	4.0		3.1	–	3.1
Total	74.3	(14.6)	59.7		82.6	(7.9)	74.7
of which securities sold under repurchase agreements and securities lending transactions	35.6	(14.6)	21.0	[2]	31.8	(7.9)	23.9	[2]
of which obligation to return securities received as collateral, at fair value	38.7	0.0	38.7		50.8	0.0	50.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 11,080 million and CHF 13,688 million of the total net amount as of the end of 6M21 and 2020, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	6M21						2020
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	13.7	5.1		0.0		8.6	14.4	5.5		0.1		8.8
Securities purchased under resale agreements	60.8	60.8		0.0		0.0	48.3	48.3		0.0		0.0
Securities borrowing transactions	9.0	8.8		0.0		0.2	11.5	11.1		0.0		0.4
Total financial assets subject to enforceable master netting agreements	83.5	74.7		0.0		8.8	74.2	64.9		0.1		9.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	7.1	1.4		0.0		5.7	10.7	2.2		0.0		8.5
Securities sold under repurchase agreements	15.0	15.0		0.0		0.0	18.2	18.2		0.0		0.0
Securities lending transactions	3.0	2.6		0.0		0.4	3.5	3.2		0.0		0.3
Obligation to return securities received as collateral, at fair value	37.7	32.4		0.0		5.3	49.9	43.4		0.0		6.5
Total financial liabilities subject to enforceable master netting agreements	62.8	51.4		0.0		11.4	82.3	67.0		0.0		15.3
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.